Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Extraction) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production) - MXN ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ (32,390,160)	$ 15,447,401
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(10,786,426)	(13,532,251)
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(8,388,378)	(9,968,924)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(7,893,227)	17,930,141
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(3,552,799)	(3,742,263)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,632,667)	494,325
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,452,718)	0
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(11,147)	78,299
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(10,021)	2,516,348
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	0	10,725,678
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	0	2,383,525
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	0	1,670,775
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	0	385,159
Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	0	46,281
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ 1,337,223	$ 6,460,308